UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	CROFT-LEOMINSTER VALUE FUND
	Schedule of Investments
	January 31, 2009 (Unaudited)

Shares/Principal Value		Value

COMMON STOCK - 85.88%

Aerospace/Defense - 0.93%
29,547	Aar Corp. *	535,983

Aircraft - 0.99%
13,456	Boeing Co.	569,323

Agricultural - 3.28%
10,417	Archer Daniels-Midland Co.	285,217
7,204	CF Industries Holdings, Inc.	338,588
10,480	Monsanto Company	797,109
6,147	Potash Corp. of Saskatchewan	460,164
		1,881,079
Banks, S&Ls and Brokers - 1.32%
26,384	Bank Of New York Mellon Corp.	679,124
12,087	Bank Of America Corp.	79,532
		758,657
Building & Construction - 1.88%
53,919	Foster Wheeler Ltd. *	1,076,762

Capital Equipment - 6.57%
13,957	Caterpillar, Inc.	430,573
38,654	Baldor Electric Co.	541,543
24,262	Deere & Co.	842,862
47,274	Terex Corp. *	559,724
20,200	Trinity Industries, Inc.	232,502
24,214	United Technologies Corp.	1,162,030
		3,769,234
Chemicals - 1.47%
36,682	Dupont Ei De Nemours & Co.	842,219

Consumer Nondurables - 2.96%
16,322	Procter & Gamble Co.	889,549
21,810	Philip Morris International, Inc.	810,242
		1,699,791
Financial Services - 1.54%
12,437	American Express	208,071
52,206	Invesco Ltd. ADR	615,509
16,931	Citigroup, Inc.	60,105
		883,685
Forester Products - 3.16%
25,525	Potlatch Corp.	642,975
42,740	Weyerhaeuser Co.	1,168,512
		1,811,486
Gas & Gas Transmission - 1.71%
69,340	Williams Companies, Inc.	981,161

Healthcare - 8.49%
14,578	Edwards Lifesciences Corp. *	838,089
21,000	Aetna Inc.	651,000
37,085	Unitedhealth Group, Inc.	1,050,618
30,045	CVS Corp.	807,610
48,044	Qiagen NV *	823,955
16,563	Stryker Corp.	699,621
		4,870,893
Industrial Goods - 2.14%
15,963	Allegheny Technologies, Inc.	352,623
27,780	Perkinelmer, Inc.	350,584
40,225	Abb Ltd.	524,936
		1,228,143
Insurance Agents,Broker & Serv - 1.46%
43,335	Marsh & Mclennan Companies, Inc.	837,666

International Oil & Gas - 3.31%
18,895	Penn West Energy Trust	213,514
41,077	Nexen, Inc.	595,617
68,913	Petrobank Energy & Resources Ltd. *	1,088,936
		1,898,066
Life Insurance - 1.05%
23,415	Prudential Financial, Inc.	602,936

Media & Entertainment - 2.65%
42,289	Cablevision Systems Corp.	677,893
45,873	Liberty Media Corp. *	841,770
		1,519,662
Metals & Mining - 1.28%
29,290	Freeport McMoran Copper & Gold, Inc.	736,351

Multi-Industry - 4.32%
31,419	Honeywell International, Inc.	1,030,857
20,596	ITT Corp.	932,587
42,375	General Electric Co.	514,009
		2,477,453
Natural Gas - 3.45%
15,164	Ultra Petroleum Corp. *	543,326
34,292	Southern Union Co.	442,024
31,356	Southwestern Energy Co. *	992,417
		1,977,768
Oil - 0.18%
27,335	Gulfport Energy Corp. *	104,693

Pharmaceuticals - 7.20%
6,149	Cephalon, Inc. *	474,580
30,859	Pfizer, Inc.	449,924
32,126	Pharmaceutical Product Development, Inc.	767,490
21,904	Icon Public Ltd. Co. ADR *	440,270
22,137	Johnson & Johnson	1,277,084
16,793	Wyeth	721,595
		4,130,943
Property & Casualty Insurance - 3.25%
24,700	Allstate Corp.	535,249
30,430	Ace Ltd.	1,328,574
		1,863,823
Retail Stores - 2.52%
48,463	Lowes Companies, Inc.	885,419
52,458	Collective Brands, Inc. *	559,727
		1,445,146
Specialty Chemicals - 4.26%
20,556	Albemarle Corp.	457,371
18,296	3M Co.	984,142
22,510	FMC Corp.	1,004,396
		2,445,909
Technology - 5.07%
95,000	Flextronics Intl Ltd *	247,950
56,509	Applied Materials, Inc.	529,489
17,048	Verisign, Inc. *	329,197
27,844	Altera Corp.	428,241
67,205	Cisco Systems, Inc. *	1,006,059
36,267	Corning, Inc.	366,659
		2,907,595
Telecommunications - 3.57%
42,260	Amdocs Ltd. *	715,039
62,920	General Cable Corp. *	1,035,663
12,165	A T&T Corp. New	299,502
		2,050,204
Transportation - 1.87%
15,403	Canadian National Railway Co.	539,105
9,131	Norfolk Southern Corp.	350,265
2,773	Burlington Northern Santa Fe Corp.	183,711
		1,073,081
Utilities - 4.03%
64,205	Calpine Corp. *	475,759
14,554	Edison International	474,024
7,500	FPL Group, Inc.	386,625
8,310	Firstenergy Corp.	415,417
14,575	PG&E Corp.	563,615
		2,315,440

TOTAL FOR COMMON STOCK (Cost $75,332,253) - 85.88%		$ 49,295,150

REAL ESTATE INVESTMENT TRUSTS - 1.13%
21,102	Plum Creek Timber Co., Inc.	649,309

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $867,936)		$ 649,309

SHORT TERM INVESTMENTS - 13.59%
7,802,362	AIM Short-term Investment Prime Portfolio 1.33% ** (Cost $7,802,362)	7,802,362

TOTAL INVESTMENTS (Cost $84,002,552) - 100.61%		$ 57,746,821

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.61)%		(347,716)

NET ASSETS - 100.00%		$ 57,399,105

ADR - American Depository receipt.
* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at January 31, 2009.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER VALUE FUND
1. SECURITY TRANSACTIONS
At January 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $84,002,552 amounted to $26,255,731, which consisted of aggregate gross unrealized appreciation of $1,838,740 and aggregate gross unrealized depreciation of $28,094,471.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 57,746,821	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 57,746,821	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

	CROFT-LEOMINSTER INCOME FUND
	Schedule of Investments
	January 31, 2009 (Unaudited)

Shares/Principal Value		Value

CLOSED END MUTUAL FUNDS - 1.99%

Taxable Bond Funds - 1.99%
6,200	AllianceBernstein Global High Income Fund	$ 57,350
9,600	Templeton Emerging Markets Income Fund	94,368
4,500	Western Asset Worldwide Income Fund	41,625

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $227,527) - 1.99%		$ 193,343

CORPORATE BONDS AND NOTES - 77.61%

Accident & Health Insurance - 1.48%
123,000	Aflac, Inc., 6.500%, 04/15/09	123,567
22,000	Unumprovident Corp., 7.625%, 3/01/11	20,176
		143,743
Bituminous Coal & Lignite Surface Mining - 0.51%
50,000	Massey Energy Co., 6.625%, 11/15/10	50,000

Business Equipment - 1.53%
160,000	Pitney Bowes, Inc., 4.750%, 5/15/18	148,712

Business Services - 1.56%
145,000	United Parcel Services, Inc., 5.500%, 1/15/18	151,344

Cable TV & Cellular Telephone - 1.92%
130,000	General Cable Corp., 1.000%, 10/15/12	84,663
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	102,205
		186,868
Capital Goods - 6.81%
150,000	Caterpillar Inc., 7.000%, 12/15/13	164,215
75,000	General Dynamics Corp., 5.250%, 2/1/14	78,124
80,000	Goodyear Tire & Rubber Co., 7.857%, 8/15/11	75,200
182,000	Hewlett-Packard Co., 5.500%, 3/1/18	188,701
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	49,316
105,000	United Tech Corp., 5.375%, 12/15/17	106,723
		662,279
Chemicals - 3.19%
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	69,698
150,000	Dupont EI DE Nemours & Co., 6.000%, 7/15/18	153,907
100,000	Hanna (M.A.) Co. Notes, 6.580%, 2/23/11	56,625
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	30,027
		310,257
Consumer Nondurables - 0.98%
90,000	Proctor & Gamble Co., 4.600%, 1/15/14	95,268

Electric & Gas Utilities - 1.73%
100,000	Dominion Resources, Inc., 6.250%, 6/30/12	102,881
67,000	El Paso Corp. Senior Notes, 7.000%, 5/15/11	64,978
		167,859
Electronic Instruments and Controls - 0.82%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	33,613
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	45,779
		79,392
Energy and Energy Services - 6.13%
100,000	Baker Hughes, Inc., 7.500%, 11/15/18	110,646
30,000	Baker Hughes, Inc., 6.500%, 11/15/13	31,941
90,000	BP Capital Markets PLC, 5.250%, 11/7/13	95,608
60,000	Conocophillips Corp., 7.800%, 1/1/27	63,274
100,000	Conocophillips Corp., 5.200%, 5/15/18	98,618
65,000	Global Marine, Inc. Notes, 7.000%, 6/1/28	52,927
135,000	Occidental Petroleum Corp., 6.750%, 1/15/12	142,247
		595,261
Environmental Service/Pollution Control - 0.52%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	50,474

Food & Drug Producers - 3.07%
100,000	Archer-Daniels Mid Co., 5.450%, 3/15/18	99,356
160,000	Pepsico, Inc., 7.900%, 11/1/18	198,426
		297,782
Federal & Federally-Sponsored Credit Agencies - 14.98%
150,000	Albermarle Corp., 5.100% 02/01/15	129,472
121,000	Fannie Mae 4.000%, 12/18/14	121,038
100,000	Fannie Mae 4.500%, 12/18/17	98,188
90,000	Fannie Mae 4.500%, 5/28/15	90,647
43,000	Fannie Mae 4.500%, 6/11/18	42,422
105,000	Fannie Mae 4.810%, 6/30/16	105,820
200,000	Fannie Mae 5.000%, 7/24/18	199,750
120,000	Fannie Mae 5.000%, 7/2/18	120,150
121,000	Feddie Mac 4.550%, 3/15/18	119,536
158,000	Feddie Mac 5.000%, 7/23/20	155,864
80,000	Federal Home Loan Bank 4.50%, 6/12/13	80,325
60,000	Federal Home Loan Bank, 3.200%, 12/18/12	60,338
125,000	Federal Farm Credit Bank 5.410%, 11/7/16	131,211
		1,454,761
Financial Services - 6.64%
100,000	American Financial Group, Inc. Senior Debentures, 7.125%, 4/15/09	100,887
160,000	Berkshire Hathaway, Inc., 4.625%, 10/15/13	162,161
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	51,362
55,000	General Electric Capital Corp., 3.000%, 12/9/11	56,156
55,000	Goldman Sachs & Co., 3.250%, 6/15/12	56,443
55,000	JP Morgan Chase & Co., 3.125%, 12/1/11	56,578
120,000	Marsh & Mclennan Co., 5.750%, 9/15/15	104,116
55,000	Wells Fargo & Co., 3.000%, 12/9/11	56,493
		644,196
Gas & Gas Transmission - 0.71%
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	69,000

Home Improvement Stores - 0.31%
30,000	Home Depot, Inc., 5.200%, 3/1/11	30,142

Home Lawn & Garden Equipment - 0.95%
100,000	Toro Company Debentures, 7.800%, 6/15/27	92,404

Industrial Goods - 2.80%
75,000	Cummins Engine Co., Inc. Debentures, 6.750%, 2/15/27	52,904
136,000	General Electric Co., 5.250%, 12/6/17	128,693
90,000	Honeywell International, Inc., 4.250%, 3/1/13	89,964
		271,561
International Gas & Oil - 1.66%
175,000	Nexen, Inc., 5.050%. 11/20/13	161,538

Life Insurance - 1.47%
160,000	Prudential Financial, Inc., 4.500% 7/15/13	142,918

Media & Entertainment - 3.03%
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	179,972
110,000	Washington Post Co., 7.250%, 2/1/19	113,626
		293,598
Metals & Mining - 1.98%
100,000	ARCH Western Finance, 6.750%, 7/1/13	94,750
100,000	Nucor Corp., 5.750%, 12/1/17	97,695
		192,445
Miscellaneous Consumer Goods & Services - 1.06%
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17	103,419

Miscellaneous Manufacturing Industries - 0.26%
25,000	Blyth, Inc., 7.900%, 10/1/09	24,875

Natural Gas Distribution - 0.91%
100,000	Southern Union Co., 6.050%, 8/15/13	88,158

Pipelines - 1.53%
150,000	Sonat, Inc. Notes, 7.625%, 7/15/11	148,125

Printing & Publishing - 1.61%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	156,580

Retail Stores - 0.49%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	29,012
55,000	Sears Roebuck Co. , 7.500%, 10/15/27	18,955
		47,967
Security & Protection Services - 1.18%
115,000	L-3 Communications Corp., 7.625%, 6/15/12	114,281

Semiconductors - 0.28%
30,000	Flextronics International 9.875%, 7/01/10	27,600

Steel & Iron - 1.90%
185,000	Carpenter Technology Corp., 7.625%, 8/15/11	184,937

Technology - 1.60%
145,000	Cisco Systems, Inc., 5.500%, 2/22/16	154,973

Telephones & Communications - 2.01%
95,000	Alltel Corp,. 7.875%, 7/1/32	100,700
186,000	AT&T Corp Lib Med 8.250%, 2/1/30	90,868
3,141	Nynex Corp Amort Debentures, 9.550%, 5/1/10	3,176
		194,744

TOTAL FOR CORPORATE BONDS (Cost $7,471,131) - 77.61%		$ 7,537,461

SHORT TERM INVESTMENTS - 20.03%
1,945,264	AIM Short-term Investment Prime Portfolio 1.33% ** (Cost $1,945,264)	1,945,264

TOTAL INVESTMENTS (Cost $9,643,930) - 99.63%		$ 9,676,068

OTHER ASSETS LESS LIABILITIES - 0.37%		36,128

NET ASSETS - 100.00%		$ 9,712,196

* 144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualied institutional buyers. Unless otherwise indicated, these securities are not conisdered to be illiquid.
** Variable rate security; the coupon rate shown represents the yield at January 31, 2009.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER INCOME FUND
1. SECURITY TRANSACTIONS
At January 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,643,930 amounted to $32,138, which consisted of aggregate gross unrealized appreciation of
$399,443 and aggregate gross unrealized depreciation of $367,305.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 1,945,264	$ -
Level 2 - Other significant observable inputs		7,730,804	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 9,676,068	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 31, 2009

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 31, 2009

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  March 31, 2009